Currency Gains / (Losses) - Summary of Foreign Currency Translation Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in foreign currency translation reserve [abstract]
Foreign currency translation reserve at January 1	€ 12	€ 6
Effect of currency translation differences-net	(19)	6
Foreign currency translation reserve at December 31	€ (7)	€ 12